Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash and cash equivalents	$ 66,484	$ 104,145
Restricted cash	1,420	741
Marketable securities	836	19,231
Marketable securities pledged to creditors	8,392	10,272
Trade accounts receivable, net	53,982	49,585
Related party receivables	7,895	5,068
Other receivables	17,068	17,294
Inventories	68,765	61,715
Voyages in progress	59,437	38,254
Prepaid expenses and accrued income	7,804	6,170
Current portion of investment in finance lease	10,803	9,126
Other current assets	5,359	13
Total current assets	308,245	321,614
Long-term assets
Newbuildings	52,254	79,602
Vessels and equipment, net	2,476,755	2,342,130
Vessels and equipment under capital lease, net	90,676	251,698
Investment in finance lease	10,979	21,782
Goodwill	112,452	112,452
Derivative instruments receivable	7,641	4,450
Investment in associated company	6,246	0
Other long-term assets	12,593	0
Total assets	3,077,841	3,133,728
Current liabilities
Short-term debt and current portion of long-term debt	120,479	113,078
Current portion of obligations under capital leases	11,854	43,316
Related party payables	18,738	8,921
Trade accounts payable	22,212	11,809
Accrued expenses	37,031	38,809
Other current liabilities	3,904	6,067
Total current liabilities	214,218	222,000
Long-term liabilities
Long-term debt	1,610,293	1,467,074
Obligations under capital leases	87,930	255,700
Other long-term liabilities	1,183	1,325
Total liabilities	1,913,624	1,946,099
Commitments and contingencies
Equity
Share capital (169,821,192 shares. 2017: 169,809,324 shares. All shares are issued and outstanding at par value $1.00 per share)	169,821	169,809
Additional paid in capital	198,497	197,399
Contributed surplus	1,090,376	1,090,376
Accumulated other comprehensive income	224	2,227
Retained (deficit) earnings	(295,118)	(272,503)
Total equity attributable to the Company	1,163,800	1,187,308
Non-controlling interest	417	321
Total equity	1,164,217	1,187,629
Total liabilities and equity	$ 3,077,841	$ 3,133,728